Share-based compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, authorized ordinary shares for issuance	24,133,000
Share-based compensation		$ 71,333	$ 428,000	$ 446,412
Unrecognized compensation cost related to non-vested share-based compensation arrangements		$ 0
Share-based compensation arrangements, awards vesting period						3 years
Weighted-average fair value of share options and SARs granted		$ 0	$ 0	$ 0
Total fair value of options and SARs vested		$ 0	$ 0	$ 0
Aggregate intrinsic value of options and SARs exercised		0	0	0
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, awards expiration period	6 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, awards expiration period	10 years
Stock Options And Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, percentage of awards vesting upon grant	25.00%
Share-based compensation arrangements, awards vesting period	3 years
Stock Options And Stock Appreciation Rights [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, awards to vest on the last day of each year	75.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		$ 71,333	$ 428,000	$ 446,412
Share-based compensation arrangements, awards vesting period					3 years